Summary of Significant Accounting Policies - Schedule of Significant Expenses and Consolidated Net Loss (Details) - CODM [Member] - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Significant Expenses and Consolidated Net Loss [Line Items]
Revenue		$ 80	$ 50	$ 389	$ 902
Less:
Cost of revenue	[1]	276	842	1,279	2,402
Research and development	[1]	819	3,260	4,222	8,232
Sales, general and administrative	[1]	885	2,793	4,207	7,103
Other segment expenses	[2]	2,129	356	3,113	2,276
Consolidated net loss		$ (4,029)	$ (7,201)	$ (12,432)	$ (19,111)

[1]	Excludes stock-based compensation expense. The significant expense categories align with the information that is regularly provided to the CODM.
[2]	Other segment expenses include stock-based compensation expense and interest and other income, net.